23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments And Risks Management
Schedule of debt levels and net debt

The Company monitors the gross debt and net debt as set forth below:

	12.31.20			12.31.19
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(575,147)	(15,163,987)	(15,739,134)	(11,006,524)
Local currency loans and borrowings	(484,837)	(6,180,455)	(6,665,292)	(7,613,755)
Derivative financial liabilities	(384,969)	(727)	(385,696)	(153,612)
Gross debt	(1,444,953)	(21,345,169)	(22,790,122)	(18,773,891)

Marketable securities and cash and cash equivalents	7,890,783	344,577	8,235,360	4,963,319
Derivative financial assets	377,756	234	377,990	245,315
Restricted cash	1	24,357	24,358	296,294
Net debt			(14,152,414)	(13,268,963)

Schedule of commitments and contractual obligations

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.20
	Book value	Contractual cash flow	2021	2022	2023	2024	2025	2026 onwards
Non derivative financial liabilities
Loans and borrowings	22,404,426	34,310,033	1,731,718	3,405,806	3,491,994	2,668,153	1,418,320	21,594,042
Trade accounts payable	9,009,987	9,098,376	9,084,595	5,499	5,433	2,849	-	-
Supply chain finance	1,452,637	1,474,227	1,474,227	-	-	-	-	-
Lease liabilities	2,536,681	3,277,861	409,409	542,947	448,295	377,710	283,917	1,215,583
Derivative financial liabilities
Financial instruments designated as cash flow hedge
Currency derivatives	81,650	81,650	81,650	-	-	-	-	-
Commodities derivatives	269,361	269,361	268,634	727	-	-	-	-
Financial instruments not designated as cash flow hedge
Interestrate derivatives	14,649	14,649	14,649	-	-	-	-	-
Currency derivatives	20,036	20,036	20,036	-	-	-	-	-

Schedule of derivative financial instruments used to hedge the exposure to interest rates

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2020 are presented in the table below:

12.31.20
Derivative instruments not designated	Maturity	Asset	Liability	Notional		Fair value (R$)
Interest rate swap	2nd Qtr. 2021	USD + 2.80% p.a.	CDI + 2.27% p.a.	49,900	USD	(14,649)
						(14,649)

Schedule of assets and liabilities denominated in foreign currency

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	12.31.20	12.31.19 (1)
Cash and cash equivalents	2,855,979	2,591,746
Trade accounts receivable	5,765,753	4,892,708
Trade accounts payable	(859,790)	(601,007)
Loans and borrowings	(14,947,793)	(8,854,826)
Other assets and liabilities, net	225,694	(162,341)
Exposure of assets and liabilities in foreign currencies	(6,960,157)	(2,133,720)
Derivative financial instruments (hedge)	6,849,947	1,734,517
Exposure in result, net	(110,210)	(399,203)

(1)	In the consolidated financial statements for the year of 2019, the Company presented the exposure arising from monetary assets and liabilities in foreign entities, for which Real is the functional currency, in a single line item “Investments”. For better management of the foreign exchange exposure, in 2020 the Company begun to break down such exposure, by classifying each asset or liability by its nature. Therefore, the comparative period has been restated for comparability.

Schedule of net P&L exposure

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.20	12.31.19
Argentinian Peso (ARS)	(5,310)	(13,236)
Euros (EUR)	104,539	23,624
Pound Sterling (GBP)	9,394	6,949
Yen (JPY)	29,976	(17,285)
Rubles (RUB)	(1,261)	2,780
Turkish Liras (TRY)	178,906	(418,576)
U.S. Dollars (USD)	(426,454)	16,541
Total	(110,210)	(399,203)

Schedule of derivative financial instruments to hedge foreign currency

The derivative financial instruments hired to hedge the foreign currency statement of financial position exposure on December 31, 2020 are not designated as hedge accounting and are set forth below:

12.31.20
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2021	EUR	265,000	6.2671	32,015
Non-deliverable forward	USD	BRL	1st Qtr. 2021	USD	340,000	5.1077	27,023
Non-deliverable forward	USD	BRL	2nd Qtr. 2021	USD	50,000	5.2800	(4,525)
Futures - B3	BRL	USD	1st Qtr. 2021	USD	553,000	5.1797	(9,086)
Non-deliverable forward	EUR	JPY	1st Qtr. 2021	EUR	19,789	126.3299	704
Non-deliverable forward	USD	EUR	1st Qtr. 2021	EUR	75,000	1.2274	(1,888)
Non-deliverable forward	EUR	RUB	1st Qtr. 2021	EUR	20,836	91.1883	2,655
Collar	TRY	USD	1st Qtr. 2021	USD	50,000	7.8800	8,544
Total							55,442

Schedule of derivative and non-derivative financial instruments as cash flow hedges

The derivative and non-derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2020 are set forth below:

12.31.20
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2021	USD	241,000	5.4084	53,721
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2021	USD	25,000	5.6329	10,964
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2021	USD	5,000	5.8018	2,940
Collar	USD Exports	BRL	USD	1st Qtr. 2021	USD	132,000	4.9158	(33,764)
Collar	USD Exports	BRL	USD	2nd Qtr. 2021	USD	45,000	5.3785	10,110
Collar	USD Exports	BRL	USD	3rd Qtr. 2021	USD	45,000	5.5933	18,967
Collar	USD Exports	BRL	USD	4th Qtr. 2021	USD	10,000	5.7500	5,457
								68,395

12.31.20
Cash flow hedge - Non-derivative instruments	Hedged object		Liability	Maturity	Notional		Designation rate	Fair value (1)
Bond BRF SA BRFSBZ 5 7/8 (2)	USD Exports		USD	2nd Qtr. 2022	USD	70,928	2.0213	(409,518)
Bond BRF SA BRFSBZ 3.95	USD Exports		USD	2nd Qtr. 2023	USD	150,000	2.0387	(473,700)

								(883,218)

(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	For this instrument, the initial designation was of USD150,000, however there were repurchases with corresponding revocation of the designation in the amounts of USD31,338 at the rate of 3.2408, USD9,350 at the rate of 4.1827, USD27,190 at the rate of 5.1889 e USD11,194 at the rate of 5.5714. The accumulated exchange rate variation of the revoked portions is fixed and reserved in Other Comprehensive Income until the recognition of the hedge object in the second quarter of 2022.

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2020 are set forth below:

12.31.20
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Fair value (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD	75,673	3.7649	(108,991)
Bond - BRF SA BRFSBZ 4.35	BRF Al Yasra Food	USD	3rd Qtr. 2026	USD	108,757	3.7649	(142,280)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD	65,570	3.7649	(93,403)
							(344,674)

(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

Schedule of financial instruments for the commodities price exposure

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2020 are set forth below:

12.31.20
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise rate (USD/Ton)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2021	5,000	ton	430.69	1,062
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2021	80,995	ton	372.18	38,447
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2021	128,995	ton	381.44	28,387
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2021	9,999	ton	390.12	590
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2021	4,990	ton	465.17	939
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2021	9,072	ton	462.42	1,970
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2021	4,990	ton	402.67	431
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2021	19,098	ton	762.42	13,524
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2021	18,098	ton	731.37	12,892
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2021	1,000	ton	825.63	123
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2021	2,994	ton	861.57	1,396
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2021	2,994	ton	858.26	1,376
							101,137

12.31.20
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise rate (1)	Fair value
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2021	26,322	ton	411.58	(9,063)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	2nd Qtr. 2021	29,998	ton	399.35	(11,788)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	3rd Qtr. 2021	19,999	ton	383.18	(7,955)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2021	16,573	ton	140.98	(3,946)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2021	743,321	ton	147.47	(148,541)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2021	239,954	ton	142.95	(39,015)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2021	175,433	ton	146.65	(21,643)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2022	9,998	ton	153.33	(727)
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2021	36,801	ton	1,040.42	(479)
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2021	95,364	ton	972.98	(1,102)
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2021	6,480	ton	847.38	(94)
Collar - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2021	9,990	ton	1,104.39	(841)
							(245,194)

(1) Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

12.31.20
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise rate	Fair value
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2021	USD	13,170	5.4056	2,939
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2021	USD	121,597	5.2471	5,340
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2021	USD	41,966	5.5286	12,692
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2021	USD	25,727	5.4991	5,958
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2022	USD	1,533	5.4651	234
								27,163

Schedule of gains and losses with hedge accounting instruments

The effects of financial instruments for hedging exchange rate, commodities price and interest rates in the income for the year, in Other Comprehensive Income and in the financial position are set forth below:

Income for the year
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				40,841,803	-	-	40,841,803
Derivatives result		Operating Results	Cash flow	(1,372,103)	-	-	(1,372,103)
Net Revenue	25			39,469,700	-	-	39,469,700

Cost of Sales				-	(29,816,160)	-	(29,816,160)
Derivatives result		Operating Results	Cash flow / Fair value	-	(182,662)	-	(182,662)
Cost of Sales				-	(29,998,822)	-	(29,998,822)

Interests on loans and borrowings				-	-	(1,545,825)	(1,545,825)
Interest Rate Derivatives result		Interest expenses	Cash flow	-	-	(32,909)	(32,909)
Foreign Exchange variation on assets and liabilities				(1,179,236)	-	-	(1,179,236)
Foreign Exchange Derivatives result		Financial Position	Not designated	981,847	-	-	b981,847
Effects on Financial Result	27			(197,389)	-	(1,578,734)	(1,776,123)

Other Comprehensive Income
12.31.20		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(28,893)	211,751	-	182,858
Non-derivative Instruments – non-current		Operating Results	Cash flow	(306,340)	-	-	(306,340)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(277,856)	-	-	(277,856)
Other Comprehensive Income (1)				(613,089)	211,751	-	(401,338)

(1)	All effects are presented gross of taxes.
Statement of financial position
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	95,558	(144,057)	-	(48,499)
Not designated derivatives		Financial Position	Not designated	55,442	-	(14,649)	40,793
Asset / (Liability) net				151,000	(144,057)	(14,649)	(7,706)

Derivative Instruments - current (2)		Operating Results	Cash flow	47,942	171,306	-	219,248
Non-derivative instruments – non-current		Operating Results	Cash flow	(883,218)	-	-	(883,218)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(344,674)	-	-	(344,674)
Other Comprehensive Income (1)				(1,179,950)	171,306	-	(1,008,644)

Derivatives result		Operating Results	Cash flow / Fair value	-	442,398	-	442,398
Inventories	7			-	442,398	-	442,398

(1)	All effects are presented gross of taxes.
(2)	Includes R$6,251 related to the time value of the foreign exchange option contracts, and R$6,178 related to the time value of the commodity options contracts.
Income for the year
12.31.19	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				33,465,194	-	-	33,465,194
Derivatives result		Operating Results	Cash flow	(18,214)	-	-	(18,214)
Net Revenue	25			33,446,980	-	-	33,446,980

Cost of Sales				-	(25,339,804)	-	(25,339,804)
Derivatives result		Operating Results	Cash flow / Fair value	-	(30,238)	-	(30,238)
Cost of Sales				-	(25,370,042)	-	(25,370,042)

Interests on loans and borrowings				-	-	(1,516,677)	(1,516,677)
Interest Rate Derivatives result		Interest expenses	Cash flow	-	-	5,173	5,173
Foreign Exchange variation on assets and liabilities				100,480	-	-	100,480
Foreign Exchange Derivatives result		Financial Position	Not designated	(178,523)	-	-	(178,523)
Effects on Financial Result	27			(78,043)	-	(1,511,504)	(1,589,547)

Other Comprehensive Income
12.31.19		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	46,110	(14,056)	-	32,054
Non-derivative Instruments – non-current		Operating Results	Cash flow	23,328	-	-	23,328
Non-derivative Instruments - non-current		Foreign investments	Net investment	(66,818)	-	-	(66,818)
Other Comprehensive Income (1)				2,620	(14,056)	-	(11,436)

Statement of financial position
12.31.19	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	93,312	(23,638)	-	69,674
Not designated derivatives		Financial Position	Not designated	22,026	-	-	22,026
Asset / (Liability) net				115,338	(23,638)	-	91,700

Derivative Instruments - current		Operating Results	Cash flow	76,835	(40,445)	-	36,390
Non-derivative Instruments - non-current		Operating Results	Cash flow	(576,877)	-	-	(576,877)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(66,818)	-	-	(66,818)
Other Comprehensive Income (1)				(566,860)	(40,445)	-	(607,305)

Derivatives result		Operating Results	Cash flow / Fair value	-	47,374	-	47,374
Inventories	7			-	47,374	-	47,374

(1)	All effects are presented gross of taxes.

Schedule of derivative financial instruments

Summarized financial position of derivative financial instruments:

	12.31.20	12.31.19
Asset
Designated as hedge accounting
Currency derivatives	177,208	166,729
Commodities derivatives	125,304	25,191
Not designated as hedge accounting
Currency derivatives	75,478	53,395
	377,990	245,315

Current assets	377,756	195,324
Non-current assets	234	49,991

Liabilities
Designated as hedge accounting
Currency derivatives	(81,650)	(73,417)
Commodities derivatives	(269,361)	(48,829)
Not designated as hedge accounting
Currency derivatives	(20,036)	(31,369)
Interest rate derivatives	(14,649)	-
	(385,696)	(153,615)

Current liabilities	(384,969)	(153,612)
Non-current liabilities	(727)	(3)

Schedule of quantitative and qualitative information

The future results may diverge significantly of the estimated values if the reality presents different than the assumptions used. Positive values indicate gains and negative values indicate losses.

	Scenario
Exchange rate - Balance	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.1967	2.5984	3.8975	4.6770	5.7164	6.4959	7.7951

Monetary Assets and Liabilities		2,891,741	1,445,871	578,348	(578,348)	(1,445,871)	(2,891,741)
Derivative Instruments - Not designated		(2,678,513)	(1,339,257)	(535,703)	535,703	1,339,257	2,678,513
Net effect		213,228	106,614	42,645	(42,645)	(106,614)	(213,228)

EUR	6.3935	3.1968	4.7951	5.7542	7.0329	7.9919	9.5903

Monetary Assets and Liabilities		684,591	342,295	136,918	(136,918)	(342,295)	(684,591)
Derivative Instruments - Not designated		(736,988)	(368,494)	(147,398)	147,398	368,494	736,988
Net effect		(52,397)	(26,199)	(10,480)	10,480	26,199	52,397

JPY	0.0503	0.0252	0.0377	0.0453	0.0553	0.0629	0.0755

Monetary Assets and Liabilities		(77,886)	(38,943)	(15,577)	15,577	38,943	77,886
Derivative Instruments - Not designated		62,925	31,463	12,585	(12,585)	(31,463)	(62,925)
Net effect		(14,961)	(7,480)	(2,992)	2,992	7,480	14,961

RUB	0.0698	0.0349	0.0524	0.0628	0.0768	0.0873	0.1047

Monetary Assets and Liabilities		(65,717)	(32,858)	(13,143)	13,143	32,858	65,717
Derivative Instruments - Not designated		66,348	33,174	13,270	(13,270)	(33,174)	(66,348)
Net effect		631	316	127	(127)	(316)	(631)

TRY	0.7061	0.3531	0.5296	0.6355	0.7767	0.8826	1.0592

Monetary Assets and Liabilities		51,616	25,808	10,323	(10,323)	(25,808)	(51,616)
Derivative Instruments - Not designated		(141,926)	(70,963)	(28,385)	28,385	70,963	141,926
Net effect		(90,310)	(45,155)	(18,062)	18,062	45,155	90,310

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.1967	2.5984	3.8975	4.6770	5.7164	6.4959	7.7951

Revenue in USD		(1,881,018)	(940,509)	(376,204)	376,204	940,509	1,881,018
NDF		704,153	352,076	140,831	(140,831)	(352,076)	(704,153)
Collar		581,264	279,855	114,019	(94,283)	(260,303)	(561,712)
Loans - Designated		574,048	287,025	114,810	(114,810)	(287,025)	(574,048)
Net effect		(21,553)	(21,553)	(6,544)	26,280	41,105	41,105

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.1967	2.5984	3.8975	4.6770	5.7164	6.4959	7.7951

Cost of Sales		(530,044)	(265,022)	(106,009)	106,009	265,022	530,044
NDF		530,044	265,022	106,009	(106,009)	(265,022)	(530,044)
Net effect		-	-	-	-	-	-

	Scenario
Operating results - Commodities	Base (1)	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
Soy Grain - CBOT	475	238	356	428	523	594	713

Cost of Sales		(18,132)	(9,066)	(3,626)	3,626	9,066	18,132
NDF		18,132	9,066	3,626	(3,626)	(9,066)	(18,132)
Net effect		-	-	-	-	-	-

Soybean Meal - CBOT	430	215	322	387	473	537	645

Cost of Sales		52,458	26,229	10,492	(10,492)	(26,229)	(52,458)
Collar		(3,267)	(1,126)	(97)	753	2,038	4,180
NDF		(48,363)	(24,181)	(9,673)	9,673	24,181	48,363
Net effect		828	922	722	(66)	(10)	85

Soybean Oil - CBOT	770	385	578	693	847	963	1,156

Cost of Sales		17,020	8,510	3,404	(3,404)	(8,510)	(17,020)
Collar		(1,775)	(488)	-	450	1,222	2,509
NDF		(14,714)	(7,357)	(2,943)	2,943	7,357	14,714
Net effect		531	665	461	(11)	69	203

Corn - CBOT	184	92	138	165	202	230	276

Cost of Sales		(108,892)	(54,446)	(21,778)	21,778	54,446	108,892
NDF		108,892	54,446	21,778	(21,778)	(54,446)	(108,892)
Net effect		-	-	-	-	-	-

Corn - B3	1,199	600	899	1,079	1,319	1,499	1,799

Cost of Sales		(5,990)	(2,995)	(1,198)	1,198	2,995	5,990
Collar		5,143	2,148	-	(1,198)	(2,995)	(5,990)
Net effect		(847)	(847)	(1,198)	-	-	-

(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

Schedule of financial instruments by category

	12.31.20
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	2,439,072	-	-	-	2,439,072
Cash equivalents	-	-	-	5,137,553	5,137,553
Marketable securities	287,504	42,029	-	329,202	658,735
Restricted cash	24,358	-	-	-	24,358
Trade accounts receivable	3,789,616	-	-	310,265	4,099,881
Other receivables	86,404	-	-	-	86,404
Derivatives not designated	-	-	-	75,478	75,478
Derivatives designated as hedge accounting (1)	-	-	-	302,512	302,512

Liabilities
Trade accounts payable	(9,009,987)	-	-	-	(9,009,987)
Supply chain finance	(1,452,637)	-	-	-	(1,452,637)
Loans and borrowings (2)	(22,404,426)	-	-	-	(22,404,426)
Derivatives not designated	-	-	-	(34,685)	(34,685)
Derivatives designated as hedge accounting (1)	-	-	-	(351,011)	(351,011)
Written option– business combination	-	-	-	(185,401)	(185,401)
	(26,240,096)	42,029	-	5,583,913	(20,614,154)

(1)	All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.
(2)	All loans and borrowings are measured at amortized cost. Those designated as hedge accounting have their gains and losses also affecting shareholders’ equity.

	12.31.19
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	2,289,787	-	-	-	2,289,787
Cash equivalents	-	-	-	1,947,998	1,947,998
Marketable securities	265,783	26,678	19,285	413,788	725,534
Restricted cash	296,294	-	-	-	296,294
Trade accounts receivable	2,811,902	-	-	225,941	3,037,843
Other receivables	123,877	-	-	-	123,877
Derivatives not designated	-	-	-	53,395	53,395
Derivatives designated as hedge accounting	-	-	-	191,920	191,920

Liabilities
Trade accounts payable	(5,796,766)	-	-	-	(5,796,766)
Supply chain finance	(842,037)	-	-	-	(842,037)
Loans and borrowings	(18,620,279)	-	-	-	(18,620,279)
Derivatives not designated	-	-	-	(31,369)	(31,369)
Derivatives designated as hedge accounting	-	-	-	(122,246)	(122,246)
Written option– business combination	-	-	-	(706,920)	(706,920)
	(19,471,439)	26,678	19,285	1,972,507	(17,452,969)

Schedule of classification of financial assets and liabilities according to the valuation hierarchy

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the year ended on December 31, 2020, there were no changes among the 3 levels of hierarchy.

	12.31.20				12.31.19
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Fair value through other comprehensive income
Credit linked notes	-	-	-	-	19,285	-	-	19,285
Stocks	42,029	-	-	42,029	26,678	-	-	26,678
Fair value through profit and loss
Savings account and overnight	1,220,232	-	-	1,220,232	689,874	-	-	689,874
Term deposits	250,189	-	-	250,189	374,859	-	-	374,859
Bank deposit certificates	-	3,662,448	-	3,662,448	-	879,758	-	879,758
Financial treasury bills	312,515	-	-	312,515	396,994	-	-	396,994
Investment funds	21,371	-	-	21,371	20,301	-	-	20,301
Trade accounts receivable	-	310,265	-	310,265	-	225,941	-	225,941
Derivatives	-	377,990	-	377,990	-	245,315	-	245,315
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(385,696)	-	(385,696)	-	(153,615)	-	(153,615)
Written option– business combination	-	-	(185,401)	(185,401)	-	-	(706,920)	(706,920)
	1,846,336	3,965,007	(185,401)	5,625,942	1,527,991	1,197,399	(706,920)	2,018,470

Schedule of comparison between book value and fair value of financial instruments

			12.31.20		12.31.19
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 5 7/8	USD	2022	(367,714)	(389,611)	(435,934)	(460,606)
BRF SA BRFSBZ 4 3/4	USD	2024	(1,538,086)	(1,659,891)	(2,086,169)	(2,191,726)
BRF SA BRFSBZ 3.95	USD	2023	(1,207,468)	(1,275,598)	(1,370,446)	(1,427,754)
BRF SA BRFSBZ 2 3/4	EUR	2022	(1,081,404)	(1,105,478)	(1,492,653)	(1,559,476)
BRF SA BRFSBZ 4 7/8	USD	2030	(3,951,539)	(4,333,054)	(3,022,773)	(3,160,573)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,106,115)	(4,705,851)	-	-
Debenture - 1st Issue	BRL	2026	(771,138)	(778,016)	(755,760)	(832,213)
Debenture - 2nd Issue	BRL	2030	(2,250,867)	(2,225,796)	-	-
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(2,577,667)	(2,779,574)	(1,999,509)	(2,101,175)
			(17,851,998)	(19,252,869)	(11,163,244)	(11,733,523)

Schedule of fair value of option

The other unobservable inputs, e.g. net debt, when submitted to the analysis have not shown relevant impacts on the fair value of the option. Below, 4 scenarios with the correspondent fair value of option are presented:

	Scenario
	- 50%	- 25%	Base	+ 25%	+ 50%
Written option (business combination)	(88,528)	(136,965)	(185,401)	(233,837)	(282,274)